TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

28.  TAXATION

a.    Prepaid income taxes

	2024	2025
The Company - Corporate income tax	641	663
Subsidiaries - Corporate income tax	1,554	1,810
Total	2,195	2,473
Current portion	—	—
Non-current portion (Note 14)	2,195	2,473

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2024	2025
The Company:
VAT	168	746
Article 21 - Individual income tax	154	42
Article 23 - Withholding tax on service delivery	260	—
Subsidiaries:
VAT	2,782	2,577
Article 4(2) - Final tax	17	16
Article 21 - Individual income tax	7	6
Article 23 - Withholding tax on service delivery	79	115
Total	3,467	3,502
Current portion	(2,798)	(1,979)
Non-current portion (Note 14)	669	1,523

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2024	2025
The Company:
Article 25 - Installment of corporate income tax	78	—
Subsidiaries:
Article 25 - Installment of corporate income tax	587	52
Article 29 - Corporate income tax	203	317
Total	868	369

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2024	2025
The Company:
Income taxes
Article 4(2) - Final tax	11	31
Article 21 - Individual income tax	1	2
Article 22 - Withholding tax on goods delivery and imports	1	1
Article 23 - Withholding tax on services	45	46
VAT	109	304
VAT - Tax collector	114	185
Sub-total	281	569

Subsidiaries:
Income taxes
Article 4(2) - Final tax	644	219
Article 21 - Individual income tax	160	52
Article 22 - Withholding tax on goods delivery and imports	6	5
Article 23 - Withholding tax on services	33	183
Article 26 - Withholding tax on non-resident income	178	14
VAT	473	147
VAT - Tax collector	650	467
Sub-total	2,144	1,087
Total	2,425	1,656

e.    The components of consolidated income tax expense (benefit) are as follows:

	2023	2024
	(As restated)	(As restated)	2025
Current
The Company	1,271	905	1,016
Subsidiaries	7,525	6,730	6,589
Sub-total	8,796	7,635	7,605
Deferred
The Company	182	316	(489)
Subsidiaries	(513)	190	(575)
Sub-total	(331)	506	(1,064)
Net income tax expense	8,465	8,141	6,541

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024
	(As restated)	(As restated)	2025
Estimated taxable income of the Company	6,340	4,200	4,617
Corporate Income Tax:
Current corporate income tax expense:
The Company	1,205	798	878
Subsidiaries	7,524	6,730	6,588
Current income tax expense of previous year:
Final tax expense
The Company	66	107	139
Subsidiaries	1	—	—
Total income tax expense - current	8,796	7,635	7,605

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	196	34	(148)
Leases	0	(1)	—
Accrued expenses	—	24	—
Addition to deferred installation fee	(1)	(4)	6
Allowance for expected credit losses	54	61	52
Provision for employee benefits	(7)	23	(22)
Amortization of intangible assets, land rights and others	(6)	(13)	(5)
Depreciation and gain or loss on disposal or sale of property and equipment	(37)	189	(367)
Others	(17)	3	(5)
Net	182	316	(489)
Telkomsel
Fair value measurement of other financial instruments	(7)	8	—
Leases	200	23	(101)
Allowance for expected credit losses	(61)	(119)	(247)
Amortization of license	25	3	21
Provision for employee benefits	(168)	(160)	(241)
Contract liabilities	(217)	30	(29)
Contract cost	(5)	(23)	(17)
Other financial instruments	(41)	150	494
Depreciation and gain or loss on disposal or sale of property and equipment	(122)	133	(504)
Net	(396)	45	(624)
Subsidiaries - other - net	(117)	145	49
Net income tax benefit - deferred	(331)	506	(1,064)
Income tax expense - net	8,465	8,141	6,541

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 19% to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2023	2024
	(As restated)	(As restated)	2025
Profit before income tax consolidation	39,159	37,620	30,509
Less consolidated income subject to final tax - net	(11,010)	(7,598)	(8,511)
	28,149	30,022	21,998
Income tax expense calculated at the Company’s applicable statutory tax rate	5,349	5,704	4,180
Difference in applicable statutory tax rate for subsidiaries	626	798	636
Non-deductible expenses	2,183	1,239	1,367
Final income tax expense	67	107	139
Deferred tax adjustment	(203)	(4)	295
Unrecognized deferred tax	177	8	39
Others	266	289	(115)
Net income tax expense	8,465	8,141	6,541

In Law No. 7 of 1983 concerning Income Tax as amended several times, most recently by Law No. 6 of 2023 concerning Stipulation of Government Regulations in Lieu of Law No. 2 of 2022 concerning Job Creation becomes Law, Article 17 paragraph (1) letter b which stipulates that the tax rate applied to Taxable Income for domestic corporate taxpayers and permanent establishments is 22%, which comes into force in the 2022 fiscal year, and in article 17 paragraph (2b) stipulates that for corporate taxpayers in the form of a limited liability company with a total number of paid-up shares is traded on a stock exchange in Indonesia of at least 40% and meeting certain requirements can receive 3% tax rate lower than the expected rate.

The Company applied the tax rate of 19% for the years ended December 31, 2023, 2024, and 2025. The subsidiaries applied the tax rate of 22% for the years ended December 31, 2023, 2024, and 2025.

The Company has submitted its Annual Corporate Income Tax Return for the 2024 fiscal year on April 30, 2025, to the Tax Authority in accordance with the applicable tax regulations.

g.    Tax assessments

(i)   The Company

In the year ended December 31, 2024, the Company received a number of tax assessments from tax audits for the 2019, 2020 and 2021 fiscal years, where from all of these tax assessments the Company received a net refund of Rp7.7 billion after being deducted by other types of tax collection and assessment letters. In addition to the restitution from the tax audit results, the Company also received a restitution of Rp37.9 billion for the decision to approve the cancellation of the 2015 and 2016 VAT Tax Collection Letters.

In July 2024, the Company received a Field Audit Notification Letter for all types of taxes in 2023. In September 2024, the Company received a VAT Field Audit Notification Letter for 2022.

In June 2025, the Company received a tax objection decision letter resulting from the 2023 tax audit. In August 2025, from all tax assessments, the Company received a net refund amounting to Rp589.1 billion after deducting other types of tax collection letters and assessments. In August 2025, the Company received a tax assessment letter for underpayment of VAT audit results for 2022 fiscal year amounting to Rp10.1 billion (including tax fine).

In August 2025, the Company received a Field Audit Notification Letter for all 2024 taxes.

In October 2025, the Company received a tax objection decision letter rejecting the Company’s objection of the 2019 and 2020 tax assessments amounting of Rp35.7 billion. The Company is currently in the process of appealing the 2019 and 2020 tax dispute. As of the issuance of these consolidated financial statements, the tax audit process for the 2024 tax year and the appeal process for the 2019 and 2020 tax dispute are still ongoing.

(ii)   Telkomsel

As of December 31, 2025, Telkomsel has a number of tax assessments that are in the appeal process. The details of claims for tax refund, both associated with tax assessments or that have not been determined by the Tax Authority, including tax assessment exposure that are not accompanied by tax claims by Telkomsel, are as follows:

	2025
	Objection	Appeal	Others	Total
Claims for tax refund which are not yet
confirmed by the Tax Authority Telkomsel
Corporate Income Tax
2025 fiscal year	—	—	261	261
2024 fiscal year	—	—	791	791
Subsidiaries
VAT
2025 fiscal year	—	—	46	46
Withholding tax
2025 fiscal year	—	—	1	1

Tax assessment with claims for tax refund
Corporate Income Tax
2018 fiscal year	—	35	—	35
2015 fiscal year	—	294	—	294
2014 fiscal year	—	35	—	35
Withholding tax
2015 fiscal year	—	—	0	0
	—	364	1,099	1,463
Tax assessment with no associated claims for tax refund
Corporate Income Tax
2023 fiscal year	1,623	—	—	1,623
Withholding tax
2023 fiscal year	12,844	—	—	12,844
	14,467	—	—	14,467

For the year ended December 31, 2025, Telkomsel received a number of SKPKB for VAT for the fiscal years 2021 to 2023 amounting to Rp606 billion (including sanctions of Rp181 billion), as well as for Income Tax Article 23 and Corporate Income Tax for the fiscal year 2023 amounting to Rp12,844 billion (including sanctions of Rp3,823 billion) and Rp1,623 billion (including sanctions of Rp445 billion), respectively. In relation to the underpayment of VAT, where Telkomsel acts as a Tax Collector, Telkomsel accepted the entire amount of the tax underpayment and recorded a penalty of Rp181 billion as a tax expense in the 2025 consolidated income statement, and compensated the principal VAT underpayment of Rp425 billion as a VAT tax credit in 2025. In relation to the underpayment of Income Tax Article 23 and Corporate Income Tax for the 2023 fiscal year, Telkomsel has strong technical arguments to support its tax position and believes that it has complied with the provisions of the applicable tax laws and regulations, therefore Telkomsel considers that no provision is necessary for the underpayment of tax. Telkomsel has filed an objection to the Directorate General of Taxes on December 10, 2025. As of the date of issuance of these consolidated financial statements, the results of the objection have not been received.

Management believes that Telkomsel has a strong case to defend its position. Telkomsel determines an allowance related to the tax assessments is not necessary.

h.    Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

	Deferred tax asset and liabilities			(Charged) credited to
	in financial position			profit or loss
	2023	2024	2025	2023	2024	2025
	(As restated)	(As restated)		(As restated)	(As restated)
The Company
Allowance for expected credit losses	831	770	718	(54)	(61)	(52)
Net periodic pension and other
post-employment benefit costs	822	781	1,001	(196)	(34)	148
Difference between accounting and tax bases of property and equipment	2,082	1,894	2,521	37	(189)	369
Provision for employee benefits	299	276	298	7	(23)	22
Deferred installation fee	21	25	19	1	4	(6)
Land rights, intangible assets and others	29	42	47	6	13	5
Accrued expenses	24	—	—	—	(24)	—
Leases	—	1	1	1	1	—
Others	76	73	78	17	(3)	5
Total deferred tax assets	4,184	3,862	4,683	(181)	(316)	491

Telkomsel
Provision for employee benefits	1,385	1,445	1,698	168	160	241
Allowance for expected credit losses	205	324	571	61	119	247
Contract liabilities	400	370	399	217	(30)	29
Fair value measurement of financial instruments	—	(8)	(8)	7	(8)	—
Difference between accounting and tax bases of property and equipment	62	(71)	433	122	(133)	504
Leases	(976)	(998)	(898)	(201)	(23)	101
License amortization	(171)	(174)	(195)	(25)	(3)	(21)
Contract costs	(46)	(23)	(6)	5	23	17
Other financial instruments	125	(25)	(519)	41	(150)	(494)
Deferred tax assets of Telkomsel - net	984	840	1,475	395	(45)	624
Deferred tax assets of the other subsidiaries - net	704	680	575	(70)	(15)	(99)
Deferred tax liabilities of the other subsidiaries - net	(841)	(992)	(1,233)	187	(130)	48
Deferred tax income (expense)				331	(506)	1,064
Total deferred tax assets - net	5,872	5,382	6,733
Total deferred tax liabilities - net	(841)	(992)	(1,233)

As of December 31, 2023, 2024 and 2025, the aggregate amounts of temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities are not recognized were Rp79,511 billion, Rp84,079 billion and Rp27,906 billion respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

i.    Administration

In June 2023, the Government issued Minister of Finance Regulation No. 66/PMK.03/2023 concerning Income Tax Treatment of Reimbursement or Compensation in Relation to Work or Services Received or Obtained in Kind and/or Enjoyment. The Company ensures administrative and legal aspects of transactions, and builds intensive coordination between related units to implement these rules.

In December 2023, the Government issued Government Regulation No. 58 of 2023 concerning Income Tax Withholding Rates Article 21 on Income in Connection with Work, Services or Activities of Individual Taxpayers as well as Regulation of the Minister of Finance No. 168 of 2023 concerning Guidelines for Implementing Tax Deductions on Income in Connection with Work, Services or Individual Activities which will comes into effect from January 1, 2024. With this provision, there is a change in the mechanism for calculating Income Tax Article 21 for Employees which previously used progressive rates in accordance with Article 17 of the Law. The Income Tax Law uses the average effective rate (TER) for Article 21 Income Tax deductions as regulated in the government regulation. The Company ensures that there is intensive coordination between related units to implement these regulations.

In December 2023, the Government issued Regulation of the Minister of Finance No. 172 of 2023 concerning the Application of the Principle of Fairness and Business Custom in Transactions Influenced by Special Relationships which will be the basis for preparing transfer pricing documents starting from the 2024 tax year.

In December 2024, the Government issued Decree of the Minister of Finance Number 465 of 2024 concerning the Implementation of the Core System of Tax Administration and Regulation of the Minister of Finance concerning Tax Provisions in the Framework of Implementing the Core System of Tax Administration No. 81 of 2024. In order to realize the aspect of justice in society, at the end of December 2024 the Government issued Regulation of the Minister of Finance Number 131 of 2024 concerning Value Added Tax Treatment on Imports of Taxable Goods, Delivery of Taxable Goods, Delivery of Taxable Services, Utilization of Intangible Taxable Goods from Outside the Customs Area within the Customs Area, and Utilization of Taxable Services from Outside the Customs Area within the Customs Area (PMK 131/2024) which is effective as of January 1, 2025. PMK 131/2024 regulates that on the Import and/or delivery of Taxable Goods within the Customs Area by Entrepreneurs other than Taxable Goods classified as luxury, delivery of Taxable Services within the Customs Area by Entrepreneurs, utilization of Intangible Taxable Goods from outside the Customs Area within the Customs Area, utilization of Taxable Services from outside the Customs Area within the Customs Area, Tax is payable Value Added Tax (VAT) is calculated by multiplying the 12% (twelve percent) rate by the Taxable Base, which is another value.

The issuance of PMK 131/2024 is in accordance with Law Number 7 of 2021 concerning the Harmonization of Tax Regulations (HPP Law), which stipulates that a VAT rate of 12% will be implemented no later than January 1, 2025. In February 2025, the Government issued Minister of Finance Regulation Number 11 of 2025 concerning Provisions on Other Values as Taxable Bases and Certain Amounts of Value Added Tax. The Company ensures coordination with relevant units, the IT Team and tax authorities to ensure smooth tax administration processes conducted through the Tax Administration Core System application, as well as the provisions for using other values as VAT Taxable Bases.

In response to the implementation of the Organisation for Economic Co-operation and Development (“OECD”) Pillar Two framework, on December 31, 2024, Indonesian Government implemented Pillar Two framework through Regulation of the Minister of Finance No. 136/2024 (PMK 136/2024). The Pillar Two model rules as implemented under PMK 136/2024 will take effect for fiscal years beginning on January 1, 2025.

PMK 136/2024 applies new taxing mechanisms under which a Multinational Enterprises (“MNE”) would pay a top-up tax in a jurisdiction whenever the effective tax rate, determined on a jurisdictional basis under the Pillar Two rules is below a 15% minimum rate. PMK 136/2024 sets out the mechanics for determining which entity or entities in an MNE Group should apply the top-up tax and the portion of such tax that is charged to each relevant entity.

The Group has conducted an analysis based on applicable tax regulations and identified potential top-up tax for constituent entities operating in the jurisdiction of Timor Leste. The Group believes, based on the results of the analysis, that the impact of these potential top-up tax is not material to the consolidated financial statements for the year ended December 31, 2025.